FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial assets
Total financial assets	$ 9,674	$ 9,805
Financial liabilities
Capital securities - fund subsidiaries	2,835	2,833
Total financial liabilities	76,842	66,006
Level 3
Financial assets
Total financial assets	2,387	2,277	$ 2,277	$ 2,060
Financial liabilities
Total financial liabilities	439	577	$ 577	$ 859
Fair value
Financial assets
Securities - FVTPL	2,688	2,523
Securities - FVTOCI	93	105
Derivative assets	797	294
Total financial assets	3,578	2,922
Financial liabilities
Capital securities - fund subsidiaries	439	577
Derivative liabilities	1,193	538
Total financial liabilities	1,632	1,115
Fair value | Level 1
Financial assets
Securities - FVTPL	14	10
Securities - FVTOCI	28	36
Derivative assets	0	0
Total financial assets	42	46
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Securities - FVTPL	352	305
Securities - FVTOCI	0	0
Derivative assets	797	294
Total financial assets	1,149	599
Financial liabilities
Capital securities - fund subsidiaries	0	0
Derivative liabilities	1,193	538
Total financial liabilities	1,193	538
Fair value | Level 3
Financial assets
Securities - FVTPL	2,322	2,208
Securities - FVTOCI	65	69
Derivative assets	0	0
Total financial assets	2,387	2,277
Financial liabilities
Capital securities - fund subsidiaries	439	577
Derivative liabilities	0	0
Total financial liabilities	$ 439	$ 577